Consolidated statement of cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
(Loss) income before income tax	$ (293,470)	$ 227,377	$ 309,291
Depreciation and amortization	298,393	290,937	258,711
Impairment loss of long-lived assets	114,643	32,512
Share in the results of associates	(23,536)	(1,885)
Interest and foreign exchange effects	131,988	126,545	143,496
Loss on sale of property, plant and equipment and intangible assets	3,734	698	4,891
Dams obligations	6,960
Changes in provisions and other assets impairments	(37,800)	84,393	21,325
Tax voluntary disclosure – VAT discussions	102,939
Changes in fair value of loans and financings	525	1,472	(19,380)
Changes in fair value of derivative financial instruments	(12,514)	(14,947)	26,408
Changes in fair value of energy forward contracts	15,663
Changes in fair value of offtake agreement	(2,268)	(24,267)
Contractual obligations	10,121	10,565	19,580
Generation Scaling Factor recovered costs			(19,407)
Decrease (increase) in assets
Trade accounts receivables	58,067	(29,215)	(54,684)
Inventory	127,002	(75,071)	(102,068)
Other financial instruments	13,271	8,648	(14,936)
Other assets	(70,948)	(72,607)	(47,312)
Increase (decrease) in liabilities
Trade payables	(451)	(32,476)	44,880
Confirming payables	17,074	(16,348)	87,565
Other liabilities	(42,785)	(17,448)	2,759
Cash provided by operating activities	416,608	498,883	661,119
Interest paid on loans and financings	(113,018)	(109,263)	(121,112)
Interest paid on lease liabilities	(553)	(994)	(1,415)
Premium paid on bonds repurchase		(3,277)
Income tax paid	(56,191)	(118,719)	(45,607)
Net cash provided by operating activities	246,846	266,630	492,985
Cash flows from investing activities
Additions of property, plant and equipment	(310,150)	(382,468)	(485,204)
Additions of intangible assets	(3,087)	(4,595)
Net sales of financial investments	19,556	10,647	20,076
Proceeds from the sale of property, plant and equipment	1,229	751	2,210
Investments in equity instruments		(7,000)	(6,356)
Acquisition of additional shares in associates		(4,136)
Dividends received from associates	22,100	7,867
Net cash used in investing activities	(270,352)	(378,934)	(469,274)
Cash flows from financing activities
New loans and financings	56,408	95,621	59,771
Debt issue costs	(74)	(63)	(178)
Payments of loans and financings	(27,087)	(24,639)	(251,044)
Prepayment of fair value debt			(90,512)
Bonds repurchase		(128,470)
Payments of lease liabilities	(5,818)	(17,091)	(9,827)
Dividends paid	(23,713)	(68,466)	(52,344)
Payments of share premium	(25,000)	(6,126)
Net cash used in financing activities	(25,284)	(149,234)	(344,134)
Foreign exchange effects on cash and cash equivalents	8,223	15,547	(21,923)
Decrease in cash and cash equivalents	(40,567)	(245,991)	(342,346)
Cash and cash equivalents at the beginning of the year	497,826	743,817	1,086,163
Cash and cash equivalents at the end of the year	457,259	497,826	743,817
Non-cash investing and financing transactions
Additions to right-of-use assets	(10,304)	(2,018)	(5,174)
Additions to intangible assets related to GSF recovered costs			(19,407)
Write-offs of property, plant and equipment	4,089	1,449	3,343
Write-offs of right of use assets	874
Additions to intangible assets related to offtake agreement and other intangibles		(52,934)
Increase in investment in associates		(32,456)
Derecognition of Nexa’s share of Enercan’s property, plant and equipment, intangible assets and financial investments		$ 46,858